SUPPLEMENT TO THE PROSPECTUSES AND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                            EVERGREEN BALANCED FUNDS


         Evergreen Asset Allocation Fund

         Effective June 30, 2004, the Evergreen Asset Allocation Fund's prospectuses and SAI are revised to reflect a change in the advisory fees breakpoint schedule.

         The sub-section in part one of the Evergreen Asset Allocation Fund's SAI entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from Evergreen Asset Allocation Fund an annual fee based on the Fund's average daily net assets as follows:

           ========================================= ======================
                   Average Daily Net Assets                   Fee
           ----------------------------------------- ----------------------
           ----------------------------------------- ----------------------
                      First $500 million                     0.49%
           ----------------------------------------- ----------------------
           ----------------------------------------- ----------------------
                      Next $500 million                      0.45%
           ----------------------------------------- ----------------------
           ----------------------------------------- ----------------------
                       Next $2 billion                       0.40%
           ----------------------------------------- ----------------------
           ----------------------------------------- ----------------------
                       Over $3 billion                       0.35%
           ========================================= ======================



June 30, 2004                                                      570307 (6/04)